Expense Example	Dec. 23, 2025 USD ($)
Truth Social American Security & Defense ETF | Truth Social American Security & Defense ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Truth Social American Next Frontiers ETF | Truth Social American Next Frontiers ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Truth Social American Icons ETF | Truth Social American Icons ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Truth Social American Energy Security ETF | Truth Social American Energy Security ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Truth Social American Red State REITs ETF | Truth Social American Red State REITs ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208